Intangible assets, net - Future amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortization expense of intangible assets for future years
2023	$ 12
2024	12
2025	12
2026	12
2027 and thereafter	56
Intangible assets, net	$ 104	$ 116